LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS, NET
Schedule of long-term investments

	As of December 31,
	2021	2022
	RMB	RMB	US$
Equity investments without readily determinable fair values	17,137	17,137	2,485
Equity method investments	79,506	223,457	32,398
Available-for-sale debt investments	1,600	1,600	232
	98,243	242,194	35,115

Schedule of equity method investments

Equity method investments:

				Increase (decrease)
				during
				the year ended
	As of December 31, 2020			December 31, 2021			As of December 31, 2021
		Share	Investments		Share			Share	Impairment	Investments
	Cost of	equity	in equity	Cost of	equity gain	Impairment of	Cost of	equity gain	of	in equity
	investments	gain (loss)	investee	investments	(loss)	investment	investments	(loss)	investment	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	1,683	102,683	—	(33,968)	—	101,000	(32,285)	—	68,715
Jingliang Inter Cloud	6,000	(2,831)	3,169	—	(2,182)	—	6,000	(5,013)	—	987
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	—	4,000
ZJK Energy	5,907	(2,748)	3,159	—	(1,068)	—	5,907	(3,816)	—	2,091
WiFire Entities	20,000	(20,000)	—	—	—	—	20,000	(20,000)	—	—
Qidi Chengxin	3,930	(274)	3,656	—	57	—	3,930	(217)	—	3,713
BJ Chaohulian	—	—	—	5,000	(1,505)	(3,495)	5,000	(1,505)	(3,495)	—
	140,837	(24,170)	116,667	5,000	(38,666)	(3,495)	145,837	(62,836)	(3,495)	79,506

					Increase (decrease)
					during
					the year ended
	As of December 31, 2021				December 31, 2022			As of December 31, 2022
		Share	Impairment	Investments		Share	Distribution/derecognize		Share	Impairment	Investments	Investments
	Cost of	equity	of	in equity	Cost of	equity gain	of share equity	Cost of	equity	of	in equity	in equity
	investments	loss	investment	investee	investments	(loss)	(gain)loss	investments	gain (loss)	investment	investee	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	(32,285)	—	68,715	—	3,159	(71,874)	—	—	—	—	—
Jingliang Inter Cloud	6,000	(5,013)	—	987	—	(4)	—	6,000	(5,017)	—	983	143
Jingliang Century Cloud	4,000	—	—	4,000	—	—	—	4,000	—	—	4,000	580
ZJK Energy	5,907	(3,816)	—	2,091	—	16	—	5,907	(3,800)	—	2,107	305
WiFire Entities	20,000	(20,000)	—	—	—	—	—	20,000	(20,000)	—	—	—
Qidi Chengxin	3,930	(217)	—	3,713	—	(116)	—	3,930	(333)	—	3,597	522
BJ Chaohulian	5,000	(1,505)	(3,495)	—	—	—	—	5,000	(1,505)	(3,495)	—	—
Dexin Tonglian	—	—	—	—	3,000	(333)	—	3,000	(333)	—	2,667	387
SH Edge Interchange*	—	—	—	—	900	(797)	—	900	(797)	—	103	15
Changzhou Gaoxin	—	—	—	—	210,000	—	—	210,000	—	—	210,000	30,446
	145,837	(62,836)	(3,495)	79,506	213,900	1,925	(71,874)	258,737	(31,785)	(3,495)	223,457	32,398